Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees Benefit [abstract]
Wages and salaries	£ 29	£ 26	£ 25
Social security costs	3	4	4
Pension and other post-employment costs	3	3	2
Cost of share-based incentive plans	20	22	15
Key management personnel compensation	£ 55	£ 55	£ 46